Exceptional items and remeasurements (Tables)	6 Months Ended
Sep. 30, 2025
Exceptional Items And Remeasurements [Abstract]
Schedule of exceptional items and remeasurements from continuing operations

Six months ended 30 September 2025	Exceptional items £m	Remeasurements £m	Total £m
Included within operating profit from continuing operations
Net loss on disposal of NG Renewables	(96)	—	(96)
Major transformation programme	(15)	—	(15)
Transaction, separation and integration costs	(19)	—	(19)
Changes in environmental provisions	25	—	25
Net gains on commodity contract derivatives	—	16	16
	(105)	16	(89)

Six months ended 30 September 2024	Exceptional items £m	Remeasurements £m	Total £m
Included within operating profit from continuing operations
Provision for UK electricity balancing costs	151	—	151
Major transformation programme	(42)	—	(42)
Changes in environmental provisions	(1)	—	(1)
Net losses on commodity contract derivatives	—	(9)	(9)
	108	(9)	99

Six months ended 30 September 2025	Exceptional items £m	Remeasurements £m	Total £m
Included within operating profit from continuing operations	(105)	16	(89)
Included within net finance costs (note 5)
Net losses on derivative financial instruments	—	(63)	(63)
Net gains on financial assets at fair value through profit and loss	—	2	2
	—	(61)	(61)

Total included within profit before tax from continuing operations	(105)	(45)	(150)
Tax on exceptional items and remeasurements	2	13	15
Total exceptional items and remeasurements after tax from continuing operations	(103)	(32)	(135)

Six months ended 30 September 2024	Exceptional items £m	Remeasurements £m	Total £m
Included within operating profit from continuing operations	108	(9)	99
Included within net finance costs (note 5)
Net losses on derivative financial instruments	—	(15)	(15)
Net gains on financial assets at fair value through profit and loss	—	3	3
	—	(12)	(12)
Included within share of post-tax results of joint ventures and associates
Net losses on financial instruments	—	(3)	(3)
	—	(3)	(3)

Total included within profit before tax from continuing operations	108	(24)	84
Tax on exceptional items and remeasurements	11	6	17
Total exceptional items and remeasurements after tax from continuing operations	119	(18)	101